Offerings - Offering: 1	Dec. 19, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-286383) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Act"). Calculated in accordance with Rule 457(o) under the Act, based on the proposed maximum aggregate offering price, and Rule 457(r) under the Act.